CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 4,166	$ (1,248)	$ 9,954	$ 6,635	$ 7,862
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	222	227	746	475	329
Share based compensation expenses	465	156	1,573	403	284
Tax benefit related to exercise of share options	529		645
Deferred income taxes, net	(245)	95	45	(769)	(458)
Decrease (increase) in trade receivables	4,351	4,752	(6,535)	(3,257)	(3,074)
Decrease (increase) in prepaid expenses and other current and long-term assets	(932)	205	(159)	(920)	97
Increase (decrease) in trade payables	871	(1,058)	(145)	651	583
Changes in fair value of warrants to purchase preferred shares		1,396	4,309	1,446	176
Increase in short term and long term deferred revenues	9,171	7,917	7,682	9,410	5,766
Increase (decrease) in employees and payroll accruals	(3,183)	(2,032)	3,501	2,651	1,358
Increase (decrease) in accrued expenses and other current and long-term liabilities	(771)	(1,523)	2,182	3,191	652
Increase in accrued severance pay, net	225	11	42	243	82
Net cash provided by operating activities	14,869	8,898	23,840	20,159	13,657
Cash flows from investing activities:
Proceeds from short and long term deposits	24,279	1,290	2,533	8,735	4,555
Investment in short and long term deposits			(52,570)	(8,809)	(7,102)
Purchase of property and equipment	(620)	(741)	(1,408)	(752)	(686)
Net cash provided (used in) investing activities	23,659	549	(51,445)	(826)	(3,233)
Cash flows from financing activities:
Issuance of shares, net		(147)	88,468		(387)
Proceeds from exercise of options and warrants	234	50	942	159	58
Net cash provided by (used in) financing activities	234	(97)	89,410	159	(329)
Increase in cash and cash equivalents	38,762	9,350	61,805	19,492	10,095
Cash and cash equivalents at the beginning of the period	124,184	62,379	62,379	42,887	32,792
Cash and cash equivalents at the end of the period	162,946	71,729	124,184	62,379	42,887
Non-cash activities:
Purchase of property and equipment in credit	79	87	304	90	32
Non-cash issuance expenses		1,092
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	$ 2,515	$ 518	$ 981	$ 287	$ 76